Post-Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Disclosure Of Consolidated Actuarial Information

The actuarial information is as follows:

2017	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Present value of funded obligations	10,545	1,809	39	270	12,663
Fair value of plan assets	(8,546)	—	—	—	(8,546)

Initial net liabilities	1,999	1,809	39	270	4,117
Adjustment to asset ceiling	69	—	—	—	69

Net liabilities in the statement of financial position	2,068	1,809	39	270	4,186

2016	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Present value of funded obligations	9,743	1,711	38	814	12,306
Fair value of plan assets	(8,128)	—	—	—	(8,128)

Initial net liabilities	1,615	1,711	38	814	4,178

Adjustment to asset ceiling	64	—	—	—	64

Net liabilities in the statement of financial position	1,679	1,711	38	814	4,242

Disclosure of Changes In Present Value of Defined Benefit Obligation

The changes in the present value of the defined benefit obligation are as follows:

	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Defined-benefit obligation on December 31, 2014	8,124	1,120	32	680	9,956
Cost of current service	6	7	1	3	17
Interest on the actuarial obligation	934	135	3	81	1,153
Actuarial losses (gains):
Due to changes in demographic assumptions	8	43	1	(71)	(19)
Due to changes in financial assumptions	(822)	128	(1)	(122)	(817)
Due to adjustments based on experience	533	(33)	(4)	69	565
	(281)	138	(4)	(124)	(271)
Plan amendment—Past service	—	—	—	(74)	(74)
Benefits paid	(734)	(77)	(2)	(12)	(825)

Defined-benefit obligation on December 31, 2015	8,049	1,323	30	554	9,956
Cost of current service	5	9	—	3	17
Interest on the actuarial obligation	1,013	174	4	72	1,263
Actuarial losses (gains):
Due to changes in demographic assumptions	(1)	—	—	—	(1)
Due to changes in financial assumptions	1,253	391	9	175	1,828
Due to adjustments based on experience	231	(87)	(3)	21	162

	1,483	304	6	196	1,989

Benefits paid	(807)	(99)	(2)	(11)	(919)

Defined-benefit obligation on December 31, 2016	9,743	1,711	38	814	12,306

Cost of current service	5	11	—	3	19
Interest on the actuarial obligation	980	178	3	85	1,246
Actuarial losses (gains):
Due to changes in demographic assumptions	191	—	—	—	191
Due to changes in financial assumptions	414	66	2	55	537
Due to adjustments based on experience	53	(44)	(2)	(60)	(53)

	658	22	—	(5)	675

Plan amendment – Past service	—	—	—	(619)	(619)
Benefits paid	(841)	(113)	(2)	(8)	(964)

Defined-benefit obligation on December 31, 2017	10,545	1,809	39	270	12,663

Disclosure of Changes in the Fair Value of Plan Assets

Changes in the fair values of the plan assets were as follows:

Pension plans and retirement supplement plans
Fair value at December 31, 2014	8,051
Real return on the investments	(730)
Contributions from the Employer	116
Benefits paid	(734)

Fair value of the plan assets at December 31, 2015	6,703
Real return on the investments	2,105
Contributions from the employer	127
Benefits paid	(807)

Fair value of the plan assets at December 31, 2016	8,128
Real return on the investments	1,100
Contributions from the employer	159
Benefits paid	(841)

Fair value of the plan assets at December 31, 2017	8,546

Disclosure of Defined Benefit Plans Expense Recognised in Income Statement

The amounts recognized in the 2017, 2016 and 2015 Statement of income are as follows:

2017	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Cost of current service	5	11	—	3	19
Interest on the actuarial obligation	980	178	3	85	1,246
Expected return on the assets of the Plan	(810)	—	—	—	(810)
Past service cost	—	—	—	(619)	(619)

Expense (recovery of expense) in 2017 according to actuarial calculation	175	189	3	(531)	(164)

2016	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Cost of current service	5	9	—	3	17
Interest on the actuarial obligation	1,014	173	4	72	1,263
Expected return on the assets of the Plan	(833)	—	—	—	(833)

Total expense in 2016 according to actuarial calculation	186	182	4	75	447

2015	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Cost of current service	6	7	1	3	17
Interest on the actuarial obligation	934	135	3	81	1,153
Expected return on the assets of the Plan	(933)	—	—	—	(933)
Past service cost	—	—	—	(74)	(74)

Expense as per actuarial opinion	7	142	4	10	163

Adjustment relating to debt to Forluz	122	—	—	—	122

Expense in 2015	129	142	4	10	285

Summary of Changes in Net Liabilities

Changes in net liabilities were as follows:

	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Net liabilities on December 31, 2014	798	1,120	33	680	2,631
Expense Recognized in Statement of income	129	142	4	84	359
Contributions paid	(116)	(77)	(3)	(12)	(208)
Plan amendment—Past service	—	—	—	(74)	(74)
Actuarial losses (gains)	535	138	(4)	(124)	545

Net liabilities on December 31, 2015	1,346	1,323	30	554	3,253
Expense recognized in Statement of income	187	182	4	75	448
Contributions paid	(128)	(99)	(2)	(11)	(240)
Actuarial losses (gains) ( * )	274	305	6	196	781

Net liabilities on December 31, 2016	1,679	1,711	38	814	4,242
Expense recognized in Statement of income	175	189	3	88	455
Contributions paid	(160)	(113)	(2)	(7)	(282)
Plan amendment – Past service	—	—	—	(619)	(619)
Actuarial losses (gains) ( * )	374	22	(1)	(5)	390

Net liabilities on December 31, 2017	2,068	1,809	38	271	4,186

				2017	2016
Current liabilities				232	199
Non-current liabilities				3,954	4,043

(*)	Recognized directly in Comprehensive income.

Summary of Independent Actuaries Estimate for the Expense Amount

The independent actuary’s estimation for the expense to be recognized for 2018 is as follows:

	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Cost of current service	3	10	—	2	15
Interest on the actuarial obligation	959	173	4	25	1,161
Expected return on the assets of the Plan	(771)	—	—	—	(771)

Total expense in 2018 as per actuarial opinion	191	183	4	27	405

Summary of Expectation for Payment of Benefits

The expectation for payment of benefits for 2018 is as follows:

	Pension plans and retirement supplement plans – Forluz	Health Plan	Dental Plan	Life insurance	Total
Estimate of payment of benefits	875	117	3	8	1,003

Summary of Average Periods of the Obligations Under the Benefit Plans

The average maturity periods of the obligations of the benefit plans, in years, are as follows:

Pension plans and retirement supplement plans		Health Plan	Dental Plan	Life insurance
Plan A	Plan B
9.28	11.55	13.68	13.68	11.55

Summary of Principal Categories Percentage of Plan Assets

The main categories of assets of the plan, as a percentage of the total of the plan’s assets, are as follows:

	2017	2016
Shares in Brazilian companies	6.63%	3.84%
Fixed income securities	74.12%	74.96%
Real estate property	8.05%	8.14%
Others	11.20%	13.06%

Total	100.00%	100.00%

Summary of Fair Value of Pension Plan Assets Issued by Sponsors and Subsidiaries

The following assets of the pension plan, valued at fair value, are related to the Company:

	2017	2016
Non-convertible debentures issued by the Company and subsidiaries	363	397
Shares issued by the Company	10	7
Real estate properties of the Foundation, occupied by the Company and subsidiaries	725	710

	1,098	1,114

Summary of Actuarial Assumptions

This table gives the main actuarial assumptions:

	2017	2016	2015
Annual discount rate for present value of the actuarial obligation	9.48%	10.50%	13.20%
Annual expected return on plan assets	9.48%	10.50%	13.20%
Long-term annual inflation rate	4.00%	4.50%	5.50%
Estimated future annual salary increases	6.08%	6.59%	7.61%
General mortality table	AT-2000 D10%	AT-2000	AT-2000
Disability table	Not adopted	Álvaro Vindas	Álvaro vindas
Disabled mortality table	AT 49	AT 49	AT 49

Summary of Sensitivity Analysis of the Effects of Changes in the Principal Actuarial Assumptions Used to Determine the Defined-benefit Obligation

Below is a sensitivity analysis of the effects of changes in the main actuarial assumptions used to determine the defined-benefit obligation on December 31, 2017:

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Reduction of one year in the mortality table	273	36	1	(16)	294
Increase of one year in the mortality table	—	—	—	15	15
Reduction of 1% in the discount rate	1,103	244	5	43	1,395